LEASE LIABILITIES (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additions in right-of-use assets and lease liabilities	$ 0	$ 924,105	$ 0
Operating lease costs	241,678	1,446,208	1,403,743
Portion of operating lease costs allocated to inventory	135,395	812,368	812,368
Total undiscounted lease liabilities	$ 15,999,875	16,218,421	14,488,346
Undiscounted lease liabilities classified as held for sale		0	$ 228,192
Silver State Relief LLC (Sparks) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additions in right-of-use assets and lease liabilities		528,067
Silver State Relief LLC (Fernley) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additions in right-of-use assets and lease liabilities		$ 396,038